UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.


1.  Name and address of Issuer:

North American Funds
286 Congress Street
Boston, MA  02210

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X

3. Investment Company Act File Number:
811-5797
Securities Act File Number:
033-27958

4. 4(a)  Last day of fiscal year for which this Form is filed:
October 31, 2000

4(b) _ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
(See Instruction A2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) _   Check box if this is the last time the issuer will be filing this
Form.

5.  Calculation of registration fee:
i. Aggregate sale price of securities sold during the
               fiscal year pursuant to section 24(f):
$1,363,879,271
ii. Aggregate price of securities redeemed or
               repurchased during the fiscal year
$755,092,754
iii. Aggregate price of securities redeemed or
               repurchased during any prior fiscal year ending no
               earlier than October 11, 1995 that were not
               previously used to reduce registration fees payable to the Commission
$143,472,699

iv. Total available redemption credits [add items 5(ii) and 5(iii):
$898,565,453

v. Net sales - if Item 5(I) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(I)]:
$465,313,818
vi. Redemption credits available for use in future years
$0
 --  If Item 5(I) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

vii. Multiplier for determining registration fee (See
      Instruction c.9 :
X .000264

viii. Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter "0" if no fee is due):
$122,843


6.  Prepaid Shares
If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________.
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: ______________.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
$____________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
    $122,843

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
January 25, 2000

Method of Delivery:

				Wire Transfer

            _           Mail or other means






SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By   (Signature and Title)*
Christina H. Rowntree
Director of Fund Administration

Date:     January 26, 2000
*Please print the name and title of the signing officer below the signature.